SEMIANNUAL REPORT
                                                                  MARCH 31, 1999

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665

                                 REYNOLDS FUNDS

                                                                  April 16, 1999
Dear Fellow Shareholders:

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our many new shareholders. The Reynolds Blue Chip Growth Fund was ranked #1 among Growth and Income Funds by Lipper Inc. for the five years ended March 31, 1999.

  The Reynolds Blue Chip Growth and Opportunity Funds had strong appreciation for the twelve months ended March 31, 1999:

                      April 1, 1998 through March 31, 1999

                                     +49.9%

                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +61.8%

                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended March 31, 1999:

                          Average Annual Total Returns
                      April 1, 1996 through March 31, 1999

                                     +42.0%

                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +34.0%

                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended March 31, 1999:

                          Average Annual Total Returns
                      April 1, 1994 through March 31, 1999

                                     +32.8%

                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +28.9%

                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip Fund has received many awards for its recent performance including:

  (1) America Online - Featured on Sage Online - March 23, 1999.

  (2) CNBC - Featured on March 19, 1999.

  (3) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 4,408 mutual funds for the three years ended March 31, 1999 in determining this ranking.

  (4) Lipper Inc. - #1 ranking out of 321 Growth and Income Funds for the five years ended March 31, 1999. Ranked #3 out of 808 Growth and Income Funds for the one year ended March 31, 1999 and ranked #1 out of 499 Growth and Income Funds for the three years ended March 31, 1999. Ranked #3 out of 150 Growth and Income Funds for the ten years ended March 31, 1999.

  (5) Wall $treet Week With Louis Rukeyser - Fritz Reynolds, the portfolio manager of the Reynolds Funds, appeared as the special guest on December 11, 1998 on the PBS television network. The Blue Chip Fund was also featured in Louis Rukeyser's Mutual Funds in August, 1998.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The Reynolds Blue Chip Growth Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit growth. In addition, many of these companies are not significantly affected by economic fluctuations. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings, and continue to significantly increase future shareholder wealth.

  For the period ending March 31, 1999, the Blue Chip Fund's return was +13.7% for the three months, +49.9% for one-year, +186.2% for three years and +312.4% for five years. These were average annual compounded rates of return of +42.0% and +32.8%, respectively. The Blue Chip Fund's return was +496.6% for the ten years ended March 31, 1999, which was an average annual compounded rate of return of +19.6%, and +515.9% from August 12, 1988 (effective date of the Fund's registration statement) through March 31, 1999, an average annual compounded rate of return of +18.6%.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  For the period ending March 31, 1999, the Reynolds Opportunity Fund increased +19.1% for the three months, +61.8% for one-year, +140.6% for three years and +256.1% for five years, which were average annual compounded rates of return of +34.0% and +28.9%, respectively. The Opportunity Fund increased +245.5% from January 30, 1992 (effective date of the Fund's registration statement) through March 31, 1999. This was an average annual compounded rate of return of +18.9%.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of March 31, 1999, the assets were invested approximately 33% in U.S. Treasury Securities, 41% in Federal Agencies, and 26% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds of many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of less than 1 year on March 31, 1999. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation and interest rate forecasts.

  For the period ending March 31, 1999, the Reynolds U.S. Government Bond Fund's return was +4.8% for one-year, +16.2% for three years and +27.7% for five years. These were average annual returns of +5.1% and +5.0%, respectively. The Bond Fund's return was +42.5% from January 30, 1992 (effective date of the Fund's registration statement) through March 31, 1999. This was an average annual compounded rate of return of +5.1%.

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund is designed to provide short-term cash management needs for investors. For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge). As of March 31, 1999, the assets of the Reynolds Money Market Fund were invested approximately 77% in high quality commercial paper, 14% in Federal Agencies, and 9% in high quality cash equivalents. As of March 31, 1999, the dollar weighted average days to maturity of the Money Market Fund was 38 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  For the period ending March 31, 1999, the Reynolds Money Market Fund's return was +4.8% for one-year, +15.2% for three years and +26.4% for five years.
These were average annual compounded rates of returns of +4.8% and +4.8%, respectively. The Money Market Fund returned +41.2% since inception (January 30, 1991) through March 31, 1999. This was an average annual compounded rate of return of +4.3%.

                               ECONOMIC DISCUSSION
                                THE WORLD ECONOMY

  Economic growth has slowed in several regions of the world. However, these economies should improve in the future. Over the long-term, there are more than
1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as Capitalism grows and Communism declines in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: the current slowdown in worldwide growth; committed central bankers; fiscal restraint by governments; worldwide competition for products and labor is keeping costs low; and the collapse of Communism is making economic systems more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises, excess capacity exists in many markets and advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                 THE U.S. ECONOMY

  The majority of government and private sector data indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) increased 4.3% in 1998 after increasing 3.8% in 1997. GDP is estimated to increase 3.0% in 1999. The U.S. economy is affected by the strengths and weaknesses of other economies, but not as much as is sometimes implied in the financial press. For example, exports are only 14% of U.S. GDP.

  U.S. inflation is at its lowest level since the 1960s due to slowing worldwide growth and good decisions made by the Federal Reserve. The current absence of widespread worldwide labor and raw materials shortages and the slowdown in many countries should keep inflation in check. U.S. inflation increased at a manageable 1.6% rate in 1998 and at a 2.3% rate in 1997. U.S. inflation is estimated to increase at a 2.1% rate in 1999.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current environment of moderate U.S. economic growth, inflation and interest rates is a strong positive; (2) U.S. industry is more competitive than at any time in the past quarter century; (3) U.S. companies are the leaders in the majority of industries worldwide; and (4) the U.S. budget is running a surplus versus a deficit in the early 1990s. The recent lowering of short-term interest rates by the Federal Reserve is an important positive.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "1" then "3" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET
ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 and press "1" then "0" from 6 A.M. to 5 P.M. (PST).

  INFORMATION AVAILABLE ON THE REYNOLDSFUNDS.COM WEB SITE: Most recent quarterly top ten holdings and industry percentages, current net asset values (usually available about one hour earlier than by calling the 800 number), detailed financial statistics and graphs of past performance.

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each month's accrued dividends are posted; (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 Forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip and Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Blue Chip Fund and Opportunity Fund appear under that heading. The Blue Chip Fund has the symbol Reynolds BC, Reynolds BCG, Rey BC, ReynBlCh, ReynBluCh or Blue Chip. The Opportunity Fund has the symbol Reynolds Opport, Reynolds Opp or Opportunity. The U.S. Government Bond Fund will be listed in newspapers once it has either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX; Reynolds Opportunity Fund - ROPPX; Reynolds U.S. Government Bond Fund - RUSGX; Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Education IRA, SIMPLE IRA Plan, 401k, SEP-IRA, 403b and Keogh Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking or savings account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 1999 (Unaudited)
                                                       QUOTED
SHARES                                              MARKET VALUE
------                                              ------------
LONG-TERM INVESTMENTS -- 93.1% (A)<F2>
COMMON STOCKS -- 93.1% (A)<F2>
         AIRLINES/AEROSPACE -- 1.0%
  2,000  AlliedSignal Inc.                          $    98,376
 11,000  AMR Corp.*<F1>                                 644,193
 13,000  Boeing Co.                                     443,625
 11,500  Delta Air Lines, Inc.                          799,250
  1,000  General Motors Corp. Cl H*<F1>                  50,438
  9,500  UAL Corp.*<F1>                                 738,625
  3,000  United Technologies Corp.                      406,314
                                                    -----------
                                                      3,180,821
         AUTOMOTIVE -- 0.3%
  2,000  Federal-Mogul Corp.                             86,000
  3,000  Ford Motor Co.                                 170,250
  8,500  General Motors Corp.                           738,437
                                                    -----------
                                                        994,687
         BANKS -- 1.2%
 13,526  BankAmerica Corp.                              955,274
  1,000  The Chase Manhattan Corp.                       81,313
 25,250  Citigroup Inc.                               1,612,844
  7,500  J.P. Morgan & Co. Inc.                         925,312
 11,000  Wells Fargo & Co.                              385,693
                                                    -----------
                                                      3,960,436
         BEVERAGES -- 2.9%
  4,000  Anheuser-Busch Companies, Inc.                 304,752
 88,000  The Coca-Cola Co.                            5,401,000
    500  The Pepsi Bottling Co.*<F1>                     10,844
 93,000  PepsiCo, Inc.                                3,644,484
                                                    -----------
                                                      9,361,080
         BIOTECHNOLOGY -- 0.6%
  1,000  Agouron Pharmaceuticals, Inc.*<F1>              56,563
 18,000  Amgen Inc.*<F1>                              1,347,750
  4,000  Biogen, Inc.*<F1>                              457,252
                                                    -----------
                                                      1,861,565
         BUILDING -- 1.5%
 62,500  The Home Depot, Inc.                         3,890,625
 16,000  Lowe's Companies, Inc.                         968,000
                                                    -----------
                                                      4,858,625
         CABLE TV/BROADCASTING -- 0.1%
  2,000  Clear Channel
           Communications, Inc.*<F1>                    134,126
  2,000  Cox Communications, Inc.*<F1>                  151,250
  2,000  General Instrument Corp.*<F1>                   60,626
                                                    -----------
                                                        346,002
         CHEMICALS -- 0.3%
  1,000  Dow Chemical Co.                                93,188
  2,000  E.I. du Pont de Nemours & Co.                  116,126
  1,000  Great Lakes Chemical Corp.                      36,750
  7,500  Minnesota Mining &
           Manufacturing Co.                            530,625
  1,000  Monsanto Co.                                    45,938
  2,500  Waters Corp.*<F1>                              262,657
                                                    -----------
                                                      1,085,284
         COMPUTER NETWORKING -- 4.5%
 43,000  3Com Corp.*<F1>                              1,002,459
 15,000  Ascend Communications, Inc.*<F1>             1,255,320
101,250  Cisco Systems Inc.*<F1>                     11,093,254
  8,000  Citrix Systems, Inc.*<F1>                      305,000
  9,000  Legato Systems, Inc.*<F1>                      464,625
  5,000  Newbridge Networks Corp.*<F1>                  155,000
  4,000  Novell, Inc.*<F1>                              100,752
  2,000  Xylan Corp.*<F1>                                73,626
                                                    -----------
                                                     14,450,036
         COMPUTER & PERIPHERALS -- 7.8%
 11,000  Apple Computer, Inc.*<F1>                      395,318
 87,500  Compaq Computer Corp.                        2,772,700
130,000  Dell Computer Corp.*<F1>                     5,313,750
  1,000  Electronics for Imaging, Inc.*<F1>              39,000
 23,000  EMC Corp. (Mass.)*<F1>                       2,938,250
 15,500  Gateway 2000, Inc.*<F1>                      1,062,726
 42,000  Hewlett-Packard Co.                          2,848,146
 30,500  International Business
           Machines Corp.                             5,406,125
  7,000  Iomega Corp.*<F1>                               35,875
  7,000  Lexmark International Group, Inc.*<F1>         782,250
  2,000  Network Appliance, Inc.*<F1>                   101,250
  3,000  Seagate Technology, Inc.*<F1>                   88,689
 27,500  Sun Microsystems, Inc.*<F1>                  3,439,233
                                                    -----------
                                                     25,223,312
         COMPUTER SOFTWARE & SERVICES -- 6.0%
  3,000  Adobe Systems Inc.                             170,250
 17,000  Automatic Data Processing, Inc.                703,375
  4,000  BMC Software, Inc.*<F1>                        148,252
 33,625  Computer Associates
           International, Inc.                        1,195,806
 15,000  Computer Sciences Corp.*<F1>                   827,820
  1,000  Computer Task Group, Inc.*<F1>                  21,375
  4,000  Compuware Corp.*<F1>                            95,500
  1,000  Electronic Data Systems Corp.                   48,688
  3,000  Fiserv, Inc.*<F1>                              160,875
  7,000  Intuit Inc.*<F1>                               712,250
137,000  Microsoft Corp.*<F1>                        12,278,625
    400  Momentum Business
           Applications, Inc.*<F1>                        3,575
  6,000  Networks Associates, Inc.*<F1>                 184,128
 51,716  Oracle Corp.*<F1>                            1,364,010
 21,000  PeopleSoft, Inc.*<F1>                          307,125
  2,000  SAP AG ADR*<F1>                                 52,626
 10,000  Siebel Systems, Inc.*<F1>                      475,000
  5,500  VERITAS Software Corp.*<F1>                    444,125
                                                    -----------
                                                     19,193,405
         DRUGS -- 9.3%
 43,200  Bristol-Myers Squibb Co.                     2,778,321
 38,000  Eli Lilly & Co.                              3,225,250
 92,200  Merck & Co., Inc.                            7,393,334
 53,500  Pfizer Inc.                                  7,423,125
 87,000  Schering-Plough Corp.                        4,812,231
 66,500  Warner-Lambert Co.                           4,401,502
                                                    -----------
                                                     30,033,763
         ELECTRICAL EQUIPMENT -- 1.3%
  5,000  Emerson Electric Co.                           264,690
 35,000  General Electric Co. (U.S.)                  3,871,875
  1,000  W. W. Grainger, Inc.                            43,063
                                                    -----------
                                                      4,179,628
         ENERGY -- 1.7%
  2,000  Atwood Oceanics, Inc.*<F1>                      60,000
  8,000  Chevron Corp.                                  707,504
  7,000  Cooper Cameron Corp.*<F1>                      237,125
  7,000  Exxon Corp.                                    493,941
  4,000  Halliburton Co.                                154,000
  7,500  Mobil Corp.                                    660,000
  4,000  Noble Affiliates, Inc.                         116,000
  3,000  Rowan Companies, Inc.*<F1>                      38,064
  8,000  Royal Dutch Petroleum Co. ADR*<F1>             416,000
 26,000  Schlumberger Ltd.                            1,564,888
 12,000  Smith International, Inc.*<F1>                 480,000
  4,000  Texaco Inc.                                    227,000
  2,000  Tidewater Inc.                                  51,750
  6,000  Transocean Offshore Inc.                       172,878
                                                    -----------
                                                      5,379,150
         ENTERTAINMENT/MEDIA -- 1.9%
  1,000  CBS Corp.*<F1>                                  40,938
112,147  Walt Disney Co.                              3,490,575
  1,000  Eastman Kodak Co.                               63,875
  7,500  Sony Corp. ADR                                 684,848
 25,000  Time Warner Inc.                             1,776,575
                                                    -----------
                                                      6,056,811
         FINANCIAL SERVICES -- 3.2%
 23,500  American Express Co.                         2,761,250
  2,000  AmeriTrade Holding Corp.*<F1>                  123,500
    524  Associates First Capital Corp.                  23,580
  2,500  Donaldson, Lufkin & Jenrette, Inc.             174,375
  8,000  DST Systems, Inc.*<F1>                         480,504
  8,500  E*TRADE Group, Inc.*<F1>                       495,660
  6,000  Equifax Inc.                                   206,250
  6,000  Fair, Isaac and Co., Inc.                      222,378
  7,000  Fannie Mae                                     484,750
  4,000  First Data Corp.                               171,000
  1,000  Kansas City Southern Industries, Inc.           57,000
 11,000  Merrill Lynch & Co., Inc.                      972,818
  8,500  Morgan Stanley, Dean Witter & Co.              849,473
  6,000  National Discount Brokers Group, Inc.*<F1>     168,750
  2,000  Paychex, Inc.                                   94,876
 29,000  Charles Schwab Corp.                         2,787,625
  4,000  State Street Corp.                             328,752
                                                    -----------
                                                     10,402,541
         FOODS -- 1.2%
  4,000  Bestfoods                                      188,000
  8,000  Campbell Soup Co.                              325,504
 10,000  General Mills, Inc.                            755,630
  3,000  H.J. Heinz Co.                                 142,125
 20,000  Kellogg Co.                                    676,260
 23,000  Philip Morris Companies Inc.                   809,324
  7,000  Quaker Oats Co.                                437,941
  7,000  Sara Lee Corp.                                 173,250
    450  Vlasic Foods International, Inc.*<F1>            5,822
  3,000  Wm. Wrigley Jr. Co.                            271,314
                                                    -----------
                                                      3,785,170
         GROCERY STORES -- 0.4%
  1,000  Albertson's, Inc.                               54,313
 12,000  The Kroger Co.*<F1>                            718,500
 11,000  Safeway Inc.*<F1>                              564,443
  1,000  Whole Foods Market, Inc.*<F1>                   34,375
                                                    -----------
                                                      1,371,631
         HOUSEHOLD PRODUCTS -- 4.6%
 38,000  American Home Products Corp.                 2,479,500
  6,000  Clorox Co.                                     703,128
 44,000  Colgate-Palmolive Co.                        4,048,000
 44,000  Gillette Co.                                 2,615,272
  1,000  Newell Rubbermaid Inc.
           (formerly Newell Co.)                         47,500
 48,000  Procter & Gamble Co.                         4,701,024
  1,000  Unilever NV                                     66,438
                                                    -----------
                                                     14,660,862
         INSURANCE -- 1.0%
 26,437  American International Group, Inc.           3,188,963
      1  Berkshire Hathaway Inc.*<F1> Cl. A              71,400
     22  Berkshire Hathaway Inc.*<F1> Cl. B              51,722
                                                    -----------
                                                      3,312,085
         INTERNET -- 14.1%
 16,500  Amazon.com, Inc.*<F1>                        2,841,102
154,300  America Online Inc.*<F1>                    22,527,800
 14,500  At Home Corp. - Series A*<F1>                2,283,750
  3,500  Broadcast.com Inc.*<F1>                        413,658
  3,000  Broadcom Corp.*<F1>                            184,875
  3,000  CDnow, Inc.*<F1>                                48,375
  3,500  CMGI Inc.*<F1>                                 640,720
  4,500  CNET, Inc.*<F1>                                414,563
 10,000  DoubleClick Inc.*<F1>                        1,820,630
 12,500  EarthLink Network, Inc.*<F1>                   750,000
 12,000  eBay Inc.*<F1>                               1,647,756
 20,000  Excite, Inc.*<F1>                            2,800,000
 12,500  Infoseek Corp.*<F1>                            925,000
  1,500  Inktomi Corp.*<F1>                             128,625
 29,000  Lycos, Inc.*<F1>                             2,495,827
  5,500  MindSpring Enterprises, Inc.*<F1>              473,346
  1,000  ONSALE, Inc.*<F1>                               33,563
  2,000  RealNetworks, Inc.*<F1>                        244,376
  2,000  Spyglass, Inc.*<F1>                             18,000
  1,000  theglobe.com, inc.*<F1>                         52,500
  3,000  USWeb Corp.*<F1>                               123,750
  3,000  Verio Inc.*<F1>                                138,375
  1,000  Xoom.com, Inc.*<F1>                             67,063
 25,000  Yahoo! Inc.*<F1>                             4,209,375
                                                    -----------
                                                     45,283,029
         MACHINERY -- 0.1%
  5,000  Caterpillar Inc.                               229,690

         MEDICAL SERVICES -- 0.5%
  1,000  Aetna Inc.                                      83,000
  2,500  Cardinal Health, Inc.                          165,000
  1,000  Healtheon Corp.*<F1>                            42,531
  3,000  IMS Health Inc.                                 99,375
 10,370  McKesson HBOC, Inc.                            684,420
 23,500  Oxford Health Plans, Inc.*<F1>                 367,187
  1,500  Shared Medical Systems Corp.                    83,532
                                                    -----------
                                                      1,525,045
         MEDICAL SUPPLIES -- 3.5%
 73,000  Abbott Laboratories                          3,417,349
  3,000  Bausch & Lomb Inc.                             195,000
 16,000  Boston Scientific Corp.*<F1>                   649,008
  9,000  Guidant Corp.                                  544,500
 66,500  Johnson & Johnson                            6,230,252
  4,500  Medtronic, Inc.                                322,875
  1,000  St. Jude Medical, Inc.*<F1>                     24,375
                                                    -----------
                                                     11,383,359
         OFFICE EQUIPMENT & SUPPLIES -- 0.9%
  1,000  Avery Dennison Corp.                            57,500
 30,000  Office Depot, Inc.*<F1>                      1,104,390
  4,000  Pitney Bowes Inc.                              255,000
 18,500  Staples, Inc.*<F1>                             608,187
 13,000  Xerox Corp.                                    693,875
                                                    -----------
                                                      2,718,952
         PAPER & FOREST PRODUCTS -- 0.3%
  9,000  Georgia-Pacific Group                          668,250
  3,000  International Paper Co.                        126,564
  1,000  Kimberly-Clark Corp.                            47,938
  3,000  Weyerhaeuser Co.                               166,500
                                                    -----------
                                                      1,009,252
         PUBLISHING -- 0.3%
  8,000  Gannett Co., Inc.                              504,000
  2,000  The McGraw-Hill Companies, Inc.                109,000
  2,000  New York Times Co.                              57,000
  2,000  Reuters Holdings PLC ADR                       173,750
  1,000  Tribune Co.                                     65,438
                                                    -----------
                                                        909,188
         RESTAURANTS -- 1.6%
 75,000  McDonald's Corp.                             3,398,475
  9,000  Outback Steakhouse, Inc.*<F1>                  294,750
 17,000  Tricon Global Restaurants, Inc.*<F1>         1,194,250
  9,000  Wendy's International, Inc.                    255,942
                                                    -----------
                                                      5,143,417
         RETAIL-SPECIALTY -- 1.7%
  2,000  Abercrombie & Fitch Co.*<F1>                   184,000
  3,000  Barnes & Noble, Inc.*<F1>                       96,375
  5,000  Bed Bath & Beyond Inc.*<F1>                    182,500
 44,000  Best Buy Co., Inc.*<F1>                      2,288,000
  2,000  Borders Group, Inc.*<F1>                        28,126
  2,500  Circuit City Stores-Circuit
           City Group                                   191,563
  1,000  Dollar Tree Stores, Inc.*<F1>                   30,938
  1,000  Gucci Group NV*<F1>                             80,500
  1,000  Intimate Brands, Inc.                           48,125
  4,000  Jones Apparel Group, Inc.*<F1>                 111,752
  2,000  Liz Claiborne, Inc.                             65,250
 10,000  NIKE, Inc. Cl B                                576,880
  2,000  Payless ShoeSource, Inc.*<F1>                   93,000
  2,000  PC Connection, Inc.*<F1>                        34,750
  2,000  Revlon, Inc. Cl A*<F1>                          40,500
 14,000  Rite Aid Corp.                                 350,000
  2,000  Ross Stores, Inc.                               87,626
 14,000  Starbucks Corp.*<F1>                           392,882
  2,000  TJX Companies, Inc.                             68,000
  1,000  Tommy Hilfiger Corp.*<F1>                       68,875
 18,000  Walgreen Co.                                   508,500
                                                    -----------
                                                      5,528,142
         RETAIL STORES -- 5.9%
 27,500  Costco Companies, Inc.*<F1>                  2,517,982
 37,000  Dayton Hudson Corp.                          2,465,125
 53,750  Gap, Inc.                                    3,618,074
 21,000  Kohl's Corp.*<F1>                            1,488,375
  2,000  The Neiman Marcus Group, Inc.*<F1>              45,250
 51,000  Nordstrom, Inc.                              2,084,625
 74,500  Wal-Mart Stores, Inc.                        6,868,006
                                                    -----------
                                                     19,087,437
         SEMICONDUCTORS -- 4.8%
 14,000  Altera Corp.*<F1>                              833,000
  2,000  Atmel Corp.*<F1>                                30,376
 74,500  Intel Corp.                                  8,856,188
  1,000  Lattice Semiconductor Corp.*<F1>                45,563
  2,000  Level One Communications Inc.*<F1>              97,250
  4,000  Linear Technology Corp.                        205,000
 13,000  LSI Logic Corp.*<F1>                           405,444
  1,000  Maxim Integrated Products Inc.*<F1>             54,125
  7,000  Micron Technology, Inc.*<F1>                   337,750
  1,000  Rambus Inc.*<F1>                                64,375
 37,000  Texas Instruments Inc.                       3,672,250
 22,000  Xilinx, Inc.*<F1>                              892,386
                                                    -----------
                                                     15,493,707
         SEMICONDUCTOR CAPITAL SPENDING -- 1.2%
 35,500  Applied Materials, Inc.*<F1>                 2,189,924
 10,500  KLA-Tencor Corp.*<F1>                          509,912
  1,000  Kulicke & Soffa Industries, Inc.*<F1>           25,250
  9,000  Novellus Systems, Inc.*<F1>                    496,125
  2,500  Sanmina Corp.*<F1>                             159,375
 11,000  Teradyne, Inc.*<F1>                            600,193
                                                    -----------
                                                      3,980,779
         SERVICES -- 0.2%
  4,500  FDX Corp.*<F1>                                 417,659
  1,000  Robert Half International Inc.*<F1>             32,813
                                                    -----------
                                                        450,472
         TELECOMMUNICATIONS -- 5.4%
  1,000  AirTouch Communications, Inc.*<F1>              96,625
  4,000  CIENA Corp.*<F1>                                90,000
 10,000  L.M. Ericsson Telephone Co. ADR                238,130
 27,000  Lucent Technologies Inc.                     2,909,250
 46,000  Motorola, Inc.                               3,369,500
 12,000  Nextel Communications, Inc.*<F1>               439,500
 29,500  Nokia Corp. "A" ADR                          4,594,625
 19,000  Northern Telecom Limited                     1,180,375
  6,000  PairGain Technologies, Inc.*<F1>                58,500
  3,000  PictureTel Corp.*<F1>                           21,000
  7,000  QUALCOMM Inc.*<F1>                             870,625
  1,000  Qwest Communications
           International, Inc.*<F1>                      72,094
 27,000  Tellabs, Inc.*<F1>                           2,639,250
  5,000  Vodafone Group plc ADR                         938,750
                                                    -----------
                                                     17,518,224
         TELEPHONE SERVICES -- 1.8%
  2,000  Ameritech Corp.                                115,750
 12,500  AT&T Corp.                                     997,663
  6,000  BellSouth Corp.                                240,378
  3,000  Bell Atlantic Corp.                            155,064
  1,000  GTE Corp.                                       60,500
 31,000  MCI WorldCom Inc.*<F1>                       2,745,453
  4,000  SBC Communications Inc.                        188,500
 11,000  Sprint Corp.                                 1,079,375
  3,000  Sprint PCS Group*<F1>                          132,939
                                                   ------------
                                                      5,715,622
                                                   ------------
          Total common stocks
            (cost $195,606,754)                     299,673,209

PREFERRED STOCKS -- 0.0% (A)<F2>
    205  Aetna Inc., 6.25%,
           Cl C, 07/19/00 Series,
           Voting Preferred                              15,503
  3,000  Motorola Capital Trust,
           6.68%, Pfd. Series A                          71,250
                                                   ------------
           Total preferred stocks
             (cost $88,386)                              86,753
                                                   ------------
           Total long-term investments
             (cost $195,695,140)                    299,759,962

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM INVESTMENTS -- 8.4% (A)<F2>
            VARIABLE RATE DEMAND NOTES
$ 7,700,000 American Family Financial Services       7,700,000
 15,000,000 Firstar Bank U.S.A., N.A.               15,000,000
  3,132,967 Wisconsin Electric Power Co.             3,132,967
  1,316,000 Wisconsin Corporate
              Central Credit Union                   1,316,000
                                                  ------------
            Total short-term investments
               (cost $27,148,967)                   27,148,967
                                                  ------------
            Total investments
               (cost $222,844,107)                 326,908,929

            Liabilities, less cash and
              receivables (1.5%) (A)<F2>          $ (4,923,727)
                                                  ------------
                NET ASSETS                        $321,985,202
                                                  ------------
                                                  ------------
            Net Asset Value Per Share
              ($0.01 par value, 20,000,000
              shares authorized), offering
              and redemption price
              ($321,985,202 / 5,929,474
              shares outstanding)                 $      54.30
                                                  ------------
                                                  ------------

  *<F1> Non-income producing security.
(a)<F2> Percentages for the various classifications relate to net assets.

     The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1999 (Unaudited)

INCOME:
    Dividends                                             $    547,186
    Interest                                                   330,336
                                                          ------------
           Total income                                        877,522
                                                          ------------
EXPENSES:
    Management fee                                             900,773
    Distribution fee                                           181,725
    Administrative services                                    105,036
    Registration fees                                           35,635
    Custodian fees                                              32,657
    Transfer agent fees                                         21,618
    Printing and postage expense                                19,518
    Professional fees                                            7,686
    Board of Directors fees                                      1,000
    Other expenses                                              13,286
                                                          ------------
           Total expenses                                    1,318,934
                                                          ------------
NET INVESTMENT LOSS                                           (441,412)
                                                          ------------
NET REALIZED LOSS ON INVESTMENTS                               (84,616)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS      65,128,596
                                                          ------------
NET GAIN ON INVESTMENTS                                     65,043,980
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 64,602,568
                                                          ------------
                                                          ------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1999 (Unaudited) and For the Year Ended September 30, 1998
                                                         1999          1998
                                                      ----------    ----------
OPERATIONS:
    Net investment loss                              $  (441,412)   $ (323,508)
    Net realized (loss) gain on investments              (84,616)    2,116,406
    Net increase in unrealized appreciation on
      investments                                     65,128,596     7,045,499
                                                     -----------    ----------
        Net increase in net assets resulting from
          operations                                  64,602,568     8,838,397
                                                     -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividend from net investment income
      ($0.008 per share)                                      --       (15,315)
    Distributions from net realized gains
      ($0.649542 and $0.3781 per share, respectively) (1,651,594)     (722,590)
                                                     -----------    ----------
        Total distributions                           (1,651,594)     (737,905)
                                                     -----------    ----------
FUND SHARE ACTIVITIES:
    Proceeds from shares issued (4,264,498 and
      1,609,369 shares, respectively)                205,495,859    61,280,880
    Net asset value of shares issued in
      distributions (38,410 and 23,530 shares,
      respectively)                                    1,473,014       699,554
    Cost of shares redeemed (796,543 and 1,156,569
      shares, respectively)                          (37,467,852)  (42,842,077)
                                                    ------------   -----------
        Net increase in net assets derived from
          Fund share activities                      169,501,021    19,138,357
                                                    ------------   -----------
        TOTAL INCREASE                               232,451,995    27,238,849

NET ASSETS AT THE BEGINNING OF THE PERIOD             89,533,207    62,294,358
                                                    ------------   -----------
NET ASSETS AT THE END OF THE PERIOD                 $321,985,202   $89,533,207
                                                    ------------   -----------
                                                    ------------   -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                        (UNAUDITED)
                        FOR THE SIX
                       MONTHS ENDING                             YEARS ENDED SEPTEMBER 30,
                         MARCH 31,  ------------------------------------------------------------------------------------
                            1999    1998     1997     1996     1995    1994     1993     1992     1991     1990     1989
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period       $36.95  $32.00   $22.69   $19.25   $14.46  $14.22   $14.98   $13.96   $11.14   $11.92   $10.06
Income from investment
 operations:
   Net investment
     income (loss)           0.03   (0.12)   (0.01)   (0.03)    0.02    0.09     0.12     0.09     0.14     0.07     0.25
   Net realized and
     unrealized gain (loss)
     on investments         17.97    5.46     9.67     3.52     5.00    0.28    (0.79)    1.02     2.83    (0.65)    1.73
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
Total from investment
 operations                 18.00    5.34     9.66     3.49     5.02    0.37    (0.67)    1.11     2.97    (0.58)    1.98
Less distributions:
   Dividends from net
     investment income        --    (0.01)      --    (0.02)   (0.06)  (0.13)   (0.09)   (0.09)   (0.15)   (0.15)   (0.12)
   Distributions from net
     realized gains         (0.65)  (0.38)   (0.35)   (0.03)   (0.17)     --       --       --       --    (0.05)      --
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
Total from distributions    (0.65)  (0.39)   (0.35)   (0.05)   (0.23)  (0.13)   (0.09)   (0.09)   (0.15)   (0.20)   (0.12)
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
Net asset value,
 end of period             $54.30 $ 36.95  $ 32.00  $ 22.69  $ 19.25 $ 14.46  $ 14.22  $ 14.98  $ 13.96  $ 11.14  $ 11.92
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
                           ------  ------   ------   ------   ------  ------   ------   ------   ------   ------   ------
TOTAL INVESTMENT
 RETURN                     49.4%*  17.0%    43.2%    18.1%    35.3%    2.6%    (4.5%)    8.0%    26.9%    (5.0%)   19.9%
                                <F3>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's $)            321,985  89,533   62,294   30,807   29,357  24,771   38,929   40,580   27,735   10,009    5,260
Ratio of expenses (after
  reimbursement) to average
  net assets                 1.5%**  1.4%     1.4%     1.5%     1.5%    1.5%     1.4%     1.5%     1.7%     2.1%     2.0%***<F5>
                                <F4>
Ratio of net investment
  (loss) income to average
  net assets                (0.5%)**(0.4%)   (0.1%)   (0.1%)    0.1%    0.5%     0.8%     0.6%     1.2%     0.8%     2.7%****<F6>
                                 <F4>
Portfolio turnover rate      0.5%   35.5%    25.0%    21.5%    49.2%   43.3%    38.1%     0.2%     0.9%    66.2%    32.5%

   *<F3> Not Annualized.
  **<F4> Annualized.
 ***<F5> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
****<F6> If the Fund had paid all of its expenses, the ratio would have been 2.0% for the year ended September 30, 1989.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 1999 (Unaudited)
                                                      QUOTED
  SHARES                                           MARKET VALUE
  ------                                           ------------
LONG-TERM INVESTMENTS -- 98.9% (A)<F8>
COMMON STOCKS -- 98.9% (A)<F8>
           AIRLINES/AEROSPACE -- 0.9%
     3,000 AMR Corp.*<F7>                          $   175,689
     7,000 Boeing Co.                                  238,875
     2,000 Delta Air Lines, Inc.                       139,000
     2,500 UAL Corp.*<F7>                              194,375
                                                   -----------
                                                       747,939
           BANKS -- 0.4%
     2,000 BankAmerica Corp.                           141,250
     2,025 Bank One Corp.                              111,503
     2,000 Citigroup Inc.                              127,750
                                                   -----------
                                                       380,503
           BEVERAGES -- 2.0%
    20,500 The Coca-Cola Co.                         1,258,187
    12,000 PepsiCo, Inc.                               470,256
                                                   -----------
                                                     1,728,443
           BIOTECHNOLOGY -- 0.5%
     4,000 Amgen Inc.*<F7>                             299,500
     1,000 Biogen, Inc.*<F7>                           114,313
                                                   -----------
                                                       413,813
           BUILDING -- 1.3%
    15,598 The Home Depot, Inc.                        970,975
     2,000 Lowe's Companies, Inc.                      121,000
                                                   -----------
                                                     1,091,975
           CABLE TV/BROADCASTING -- 0.2%
     2,400 Clear Channel
             Communications, Inc.*<F7>                 160,951
     1,000 Scientific-Atlanta, Inc.                     27,250
                                                   -----------
                                                       188,201
           COMPUTER-NETWORKING -- 6.2%
    10,995 3Com Corp.*<F7>                             256,326
     3,000 Ascend Communications, Inc.*<F7>            251,064
    41,650 Cisco Systems Inc.*<F7>                   4,563,299
     2,000 Citrix Systems, Inc.*<F7>                    76,250
     1,000 Legato Systems, Inc.*<F7>                    51,625
     4,000 Newbridge Networks Corp.*<F7>               124,000
                                                   -----------
                                                     5,322,564
           COMPUTER & PERIPHERALS -- 11.1%
    11,500 Compaq Computer Corp.                       364,412
    78,200 Dell Computer Corp.*<F7>                  3,196,425
    12,000 EMC Corp. (Mass.)*<F7>                    1,533,000
     8,500 Gateway 2000, Inc.*<F7>                     582,785
     4,300 Hewlett-Packard Co.                         291,596
     6,700 International Business
             Machines Corp.                          1,187,575
    10,800 Iomega Corp.*<F7>                            55,350
    18,300 Sun Microsystems, Inc.*<F7>               2,288,653
                                                   -----------
                                                     9,499,796
           COMPUTER SOFTWARE & SERVICES -- 9.6%
     3,000 BMC Software, Inc.*<F7>                     111,189
    10,187 Computer Associates
             International, Inc.                       362,280
     3,000 Computer Sciences Corp.*<F7>                165,564
     2,400 Compuware Corp.*<F7>                         57,300
     2,000 Fiserv, Inc.*<F7>                           107,250
     6,500 Intuit Inc.*<F7>                            661,375
    61,000 Microsoft Corp.*<F7>                      5,467,125
       232 Momentum Business
             Applications, Inc.*<F7>                     2,074
     1,000 Networks Associates, Inc.*<F7>               30,688
    23,587 Oracle Corp.*<F7>                           622,107
     4,000 Parametric Technology Corp.*<F7>             79,000
    11,600 PeopleSoft, Inc.*<F7>                       169,650
     3,000 Siebel Systems, Inc.*<F7>                   142,500
     3,000 VERITAS Software Corp.*<F7>                 242,250
                                                   -----------
                                                     8,220,352
           DRUGS -- 8.5%
     8,000 Bristol-Myers Squibb Co.                    514,504
    11,000 Eli Lilly & Co.                             933,625
    26,044 Merck & Co., Inc.                         2,088,416
    15,000 Pfizer Inc.                               2,081,250
    19,000 Schering-Plough Corp.                     1,050,947
    10,200 Warner-Lambert Co.                          675,118
                                                   -----------
                                                     7,343,860
           ELECTRICAL EQUIPMENT -- 0.6%
     5,000 General Electric Co. (U.S.)                 553,125

           ENERGY -- 1.3%
     5,500 Halliburton Co.                             211,750
    11,500 Schlumberger Ltd.                           692,162
     5,500 Smith International, Inc.*<F7>              220,000
                                                   -----------
                                                     1,123,912
           ENTERTAINMENT/MEDIA -- 1.7%
    23,000 Walt Disney Co.                             715,875
     4,000 Sony Corp. ADR                              365,252
     5,000 Time Warner Inc.                            355,315
                                                   -----------
                                                     1,436,442
           FINANCIAL SERVICES -- 4.6%
    13,500 American Express Co.                      1,586,250
     2,000 AmeriTrade Holding Corp.*<F7>               123,500
     2,000 Data Broadcasting Corp.*<F7>                 27,750
     2,000 Diebold, Inc.                                48,000
     3,000 E*TRADE Group, Inc.*<F7>                    174,939
     1,000 Equifax Inc.                                 34,375
     2,000 Fannie Mae                                  138,500
       900 Franklin Resources, Inc.                     25,312
     1,000 Knight/Trimark Group, Inc.*<F7>              67,000
     2,000 Merrill Lynch & Co., Inc.                   176,876
     2,500 Morgan Stanley, Dean Witter & Co.           249,845
     1,200 T. Rowe Price Associates, Inc.               41,250
    12,687 Charles Schwab Corp.                      1,219,538
     1,000 State Street Corp.                           82,188
                                                   -----------
                                                     3,995,323
           FOODS -- 0.1%
     1,000 Quaker Oats Co.                              62,563
       100 Vlasic Foods International, Inc.*<F7>         1,294
                                                   -----------
                                                        63,857
           GROCERY STORES -- 0.2%
     1,000 The Kroger Co.*<F7>                          59,875
     1,000 Safeway Inc.*<F7>                            51,313
     1,000 Whole Foods Market, Inc.*<F7>                34,375
                                                   -----------
                                                       145,563
           HOUSEHOLD PRODUCTS -- 3.4%
     9,000 American Home Products Corp.                587,250
     1,500 Clorox Co.                                  175,782
    10,000 Colgate-Palmolive Co.                       920,000
    12,000 Gillette Co.                                713,256
     5,000 Procter & Gamble Co.                        489,690
                                                   -----------
                                                     2,885,978
           INSURANCE -- 0.4%
     3,125 American International Group, Inc.          376,953

           INTERNET -- 19.0%
     7,000 Amazon.com, Inc.*<F7>                     1,205,316
    43,350 America Online Inc.*<F7>                  6,329,100
     3,500 At Home Corp. - Series A*<F7>               551,250
     2,500 Broadcast.com Inc.*<F7>                     295,470
       500 Broadcom Corp.*<F7>                          30,812
     5,500 CMGI Inc.*<F7>                            1,006,846
     2,000 DoubleClick Inc.*<F7>                       364,126
     5,500 EarthLink Network, Inc.*<F7>                330,000
     1,500 EarthWeb Inc.*<F7>                           82,219
     5,500 eBay Inc.*<F7>                              755,221
    10,000 Excite, Inc.*<F7>                         1,400,000
     6,000 Infoseek Corp.*<F7>                         444,000
     1,000 Inktomi Corp.*<F7>                           85,750
     7,500 Lycos, Inc.*<F7>                            645,473
       500 MarketWatch.com, Inc.*<F7>                   36,938
     2,500 MindSpring Enterprises, Inc.*<F7>           215,158
     1,000 ONSALE, Inc.*<F7>                            33,563
     1,000 USWeb Corp.*<F7>                             41,250
    14,500 Yahoo! Inc.*<F7>                          2,441,438
                                                   -----------
                                                    16,293,930
           MEDICAL SERVICES -- 0.5%
     5,406 McKesson HBOC, Inc.                         356,796
     6,000 Oxford Health Plans, Inc.*<F7>               93,750
                                                   -----------
                                                       450,546
           MEDICAL SUPPLIES -- 3.0%
    24,000 Abbott Laboratories                       1,123,512
     5,698 Boston Scientific Corp.*<F7>                231,128
     1,600 Guidant Corp.                                96,800
    11,676 Johnson & Johnson                         1,093,901
                                                   -----------
                                                     2,545,341
           OFFICE EQUIPMENT & SUPPLIES -- 0.7%
     2,000 CompUSA Inc.*<F7>                            14,000
     1,000 Corporate Express, Inc.*<F7>                  5,188
     1,000 Office Depot, Inc.*<F7>                      36,813
    10,500 Staples, Inc.*<F7>                          345,188
     4,000 Xerox Corp.                                 213,500
                                                   -----------
                                                       614,689
           PUBLISHING -- 0.3%
     1,000 Gannett Co., Inc.                            63,000
     3,000 The McGraw-Hill Companies, Inc.             163,500
                                                   -----------
                                                       226,500
           RESTAURANTS -- 1.1%
    18,600 McDonald's Corp.                            842,822
     1,500 Outback Steakhouse, Inc.*<F7>                49,125
       900 Tricon Global Restaurants, Inc.*<F7>         63,225
                                                   -----------
                                                       955,172
           RETAIL-SPECIALTY -- 1.8%
    17,000 Best Buy Co., Inc.*<F7>                     884,000
     1,000 Borders Group, Inc.*<F7>                     14,063
     1,000 Dollar Tree Stores, Inc.*<F7>                30,938
     1,000 Jones Apparel Group, Inc.*<F7>               27,938
     4,500 NIKE, Inc. Cl B                             259,596
     4,000 Rite Aid Corp.                              100,000
     1,000 Saks Inc.*<F7>                               26,000
     1,000 Starbucks Corp.*<F7>                         28,063
     1,000 Tiffany & Co.                                74,750
     4,000 Walgreen Co.                                113,000
                                                   -----------
                                                     1,558,348
           RETAIL STORES -- 4.0%
     5,500 Costco Companies, Inc.*<F7>                 503,597
     5,000 Dayton Hudson Corp.                         333,125
    20,375 Gap, Inc.                                 1,371,502
     2,000 Kohl's Corp.*<F7>                           141,750
     1,000 The Neiman Marcus Group, Inc.*<F7>           22,625
     8,000 Nordstrom, Inc.                             327,000
     8,000 Wal-Mart Stores, Inc.                       737,504
                                                   -----------
                                                     3,437,103
           SEMICONDUCTORS -- 6.3%
     5,100 Altera Corp.*<F7>                           303,450
    23,800 Intel Corp.                               2,829,225
     1,000 Linear Technology Corp.                      51,250
     6,500 LSI Logic Corp.*<F7>                        202,722
     1,600 Maxim Integrated Products Inc.*<F7>          86,600
       500 Rambus Inc.*<F7>                             32,188
    14,000 Texas Instruments Inc.                    1,389,500
    12,000 Xilinx, Inc.*<F7>                           486,756
                                                   -----------
                                                     5,381,691
           SEMICONDUCTOR CAPITAL SPENDING -- 1.4%
     9,000 Applied Materials, Inc.*<F7>                555,192
     5,600 KLA-Tencor Corp.*<F7>                       271,953
     3,600 Novellus Systems, Inc.*<F7>                 198,450
     2,600 Sanmina Corp.*<F7>                          165,750
                                                   -----------
                                                     1,191,345
           SERVICES -- 0.1%
     1,000 Cendant Corp.*<F7>                           15,750
     1,000 FDX Corp.*<F7>                               92,813
                                                   -----------
                                                       108,563
           TELECOMMUNICATIONS -- 6.2%
     1,000 EchoStar Communications Corp.*<F7>           81,625
    11,500 Lucent Technologies Inc.                  1,239,125
    15,000 Motorola, Inc.                            1,098,750
     1,000 Nextel Communications, Inc.*<F7>             36,625
     8,500 Nokia Corp. "A" ADR                       1,323,875
     1,000 Northern Telecom Limited                     62,125
     1,500 QUALCOMM Inc.*<F7>                          186,563
     2,000 Qwest Communications
             International, Inc.*<F7>                  144,188
     9,500 Tellabs, Inc.*<F7>                          928,625
     1,000 Vodafone Group plc ADR                      187,750
                                                   -----------
                                                     5,289,251
           TELEPHONE SERVICES -- 1.5%
     3,000 AT&T Corp.                                  239,439
     8,000 MCI WorldCom Inc.*<F7>                      708,504
     3,000 Sprint Corp.                                294,375
     1,000 Sprint PCS Group*<F7>                        44,313
                                                   -----------
                                                     1,286,631
                                                   -----------
             Total common stocks
               (cost $51,554,491)                   84,857,709

PREFERRED STOCKS -- 0.0% (A)<F8>
       101 Aetna Inc., 6.25%, Cl C,
             07/19/00 Series, Voting Preferred           7,638
                                                   -----------
             Total preferred stocks
               (cost $6,595)                             7,638

REITS -- 0.0% (A)<F8>
       525 Prison Realty Corp.                           9,155
                                                   -----------
             Total REITS (cost $4,316)                   9,155
                                                   -----------
             Total long-term investments
               (cost $51,565,402)                   84,874,502

SHORT-TERM INVESTMENTS -- 2.6% (A)<F8>
           VARIABLE RATE DEMAND NOTE
$2,191,292 Firstar Bank U.S.A., N.A.                 2,191,292
                                                   -----------
             Total short-term investments
               (cost $2,191,292)                     2,191,292
                                                   -----------
             Total investments
               (cost $53,756,694)                   87,065,794
           Liabilities, less cash and
             receivables (1.5%) (A)<F8>             (1,253,132)
                                                   -----------
             NET ASSETS                            $85,812,662
                                                   -----------
                                                   -----------
           Net Asset Value Per Share
             ($0.01 par value, 20,000,000
             shares authorized), offering
             and redemption price
             ($85,812,662 / 2,540,213
             shares outstanding)                   $     33.78
                                                   -----------
                                                   -----------

  *<F7>  Non-income producing security.
(a)<F8>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1999 (Unaudited)

INCOME:
    Dividends                                              $   124,742
    Interest                                                    27,736
                                                           -----------
           Total income                                        152,478
                                                           -----------
EXPENSES:
    Management fees                                            251,211
    Distribution fees                                           49,545
    Administrative services                                     39,968
    Registration fees                                           14,688
    Custodian fees                                              13,614
    Professional fees                                           10,075
    Transfer agent fees                                          8,733
    Printing and postage expense                                 3,419
    Board of Directors fees                                        500
    Other expenses                                               2,371
                                                           -----------
           Total expenses                                      394,124
                                                           -----------
NET INVESTMENT LOSS                                           (241,646)
                                                           -----------
NET REALIZED LOSS ON INVESTMENTS                              (279,778)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS      21,848,767
                                                           -----------
NET GAIN ON INVESTMENTS                                     21,568,989
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $21,327,343
                                                           -----------
                                                           -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1999 (Unaudited) and For the Year Ended September 30, 1998
                                                    1999               1998
                                                 -----------       -----------
OPERATIONS:
  Net investment loss                            $  (241,646)      $  (198,376)
  Net realized (loss) gain on investments           (279,778)        1,014,034
  Net increase in unrealized appreciation
    on investments                                21,848,767         1,850,126
                                                 -----------       -----------
     Net increase in net assets resulting
       from operations                            21,327,343         2,665,784
                                                 -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains
    ($0.50355 per share)                            (689,257)               --
                                                 -----------       -----------
     Total distributions                            (689,257)               --
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (1,383,879
    and 490,190 shares, respectively)             41,272,446        10,516,157
  Net asset value of shares issued in
    distributions (27,402 shares)                    610,241                --
  Cost of shares redeemed (203,596 and
    322,195 shares, respectively)                 (5,862,330)       (6,729,286)
                                                 -----------       -----------
     Net increase in net assets derived
       from Fund share activities                 36,020,357         3,786,871
                                                 -----------       -----------
     TOTAL INCREASE                               56,658,443         6,452,655
NET ASSETS AT THE BEGINNING OF THE PERIOD         29,154,219        22,701,564
                                                 -----------       -----------
NET ASSETS AT THE END OF THE PERIOD              $85,812,662       $29,154,219
                                                 -----------       -----------
                                                 -----------       -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                          FOR THE
                                  (UNAUDITED)                                                           PERIOD FROM
                               FOR THE SIX MONTHS         FOR THE YEARS ENDED SEPTEMBER 30,          JANUARY 30, 1992+<F9>
                                ENDING MARCH 31,------------------------------------------------------TO SEPTEMBER 30,
                                      1999      1998      1997      1996      1995      1994      1993      1992
                                     ------    ------    ------    ------    ------    ------    ------    ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period                $21.88    $19.49    $15.64    $14.17    $10.09    $ 9.78    $ 8.85    $10.00
Income from investment
  operations:
     Net investment
       income (loss)                   0.18     (0.09)++  (0.13)    (0.06)    (0.11)    (0.09)    (0.10)     0.00
     Net realized and                                <F10>
       unrealized gain (loss)
       on securities                  12.22      2.48      3.98      1.53      4.19      0.40      1.03     (1.15)
                                     ------    ------    ------    ------    ------    ------    ------    ------
Total from investment
 operations                           12.40      2.39      3.85      1.47      4.08      0.31      0.93     (1.15)
Less distributions:
     Dividend from net
       investment income                 --        --        --        --        --        --      0.00        --
     Distributions from
       net realized gains             (0.50)       --        --        --        --        --        --        --
                                     ------    ------    ------    ------    ------    ------    ------    ------
     Total from distributions         (0.50)       --        --        --        --        --      0.00        --
                                     ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of period      $ 33.78   $ 21.88   $ 19.49   $ 15.64   $ 14.17   $ 10.09  $   9.78  $   8.85
                                     ------    ------    ------    ------    ------    ------    ------    ------
                                     ------    ------    ------    ------    ------    ------    ------    ------
TOTAL INVESTMENT RETURN               57.9%*    12.3%     24.6%     10.4%     40.4%      3.2%     10.5%    (11.5%)*
RATIOS/SUPPLEMENTAL DATA:                 <F11>                                                                  <F11>
Net assets, end of period
  (in 000's $)                       85,813    29,154    22,702    17,104    10,983     6,132     3,834     1,844
Ratio of expenses
  (after reimbursement)
  to average net assets***<F13>        1.6%**    1.5%      1.5%      1.5%      1.9%      2.0%      2.0%      2.0%**
Ratio of net investment                   <F12>                                                                 <F12>
  (loss) income to
  average net assets****<F14>         (1.0%)**  (0.8%)    (0.9%)    (1.1%)    (1.5%)    (1.6%)    (1.3%)     0.0%**
                                           <F12>                                                                <F12>
Portfolio turnover rate               10.4%     39.4%     60.2%     11.8%     38.4%     16.8%     67.6%     30.1%

   +<F9>   Commencement of operations.
  ++<F10> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
   *<F11>  Not annualized.
  **<F12>  Annualized.
 ***<F13> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992, 2.1%, 2.4% and 3.8%**<F12>, respectively.
****<F14>  The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**<F12>, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 1999 (Unaudited)

PRINCIPAL                                             QUOTED
  AMOUNT                                           MARKET VALUE
---------                                          ------------
LONG-TERM INVESTMENTS -- 25.3% (A)<F15>
         U.S. TREASURY SECURITIES -- 17.0%
$300,000 U. S. Treasury Notes,
           6.00%, due 08/15/00                      $  303,984
 300,000 U.S. Treasury Notes,
           8.50%, due 11/15/00                         316,078
                                                    ----------
             Total U.S. treasury securities
               (cost $635,909)                         620,062

         FEDERAL AGENCIES -- 8.3%
 300,000 Federal Farm Credit,
           6.28%, due 06/20/01                         305,629
                                                    ----------
             Total federal agencies
               (cost $300,109)                         305,629
                                                    ----------
             Total long-term investments
               (cost $936,018)                         925,691

SHORT-TERM INVESTMENTS -- 74.3% (A)<F15>
         U.S. TREASURY SECURITIES -- 16.5%
 200,000 U.S. Treasury Notes,
           6.75%, due 05/31/99                         200,594
 400,000 U.S. Treasury Notes,
         6.375%, due 07/15/99                          401,938
                                                    ----------
             Total U.S. treasury securities
               (cost $598,462)                         602,532

         FEDERAL AGENCIES -- 32.6%
 400,000 Federal National Mortgage Association,
           4.62%, due 04/16/99                         399,132
 400,000 Federal Home Loan Bank,
           4.55%, due 05/26/99                         397,078
 400,000 Federal National Mortgage Association,
           4.65%, due 08/11/99                         393,055
                                                    ----------
             Total federal agencies
               (cost $1,189,390)                     1,189,265

         COMMERCIAL PAPER -- 4.5%
 165,000 Norwest Financial, Inc.,
           4.75%, due 05/24/99                         163,846
                                                    ----------
             Total commercial paper
               (cost $163,846)                         163,846

         VARIABLE RATE DEMAND NOTES -- 20.7%
  76,329 American Family Financial Services             76,329
 170,000 Firstar Bank U.S.A., N.A.                     170,000
 170,000 Warner-Lambert Co.                            170,000
 170,000 Wisconsin Electric Power Co.                  170,000
 170,000 Wisconsin Corporate
           Central Credit Union                        170,000
                                                    ----------
             Total variable rate demand notes
               (cost $756,329)                         756,329
                                                    ----------
             Total short-term investments
               (cost $2,708,027)                     2,711,972
                                                    ----------
             Total investments
               (cost $3,644,045)                     3,637,663

         Cash and receivables, less
           liabilities  0.4% (A)<F15>                   13,779
                                                    ----------
             NET ASSETS                             $3,651,442
                                                    ----------
                                                    ----------
         Net Asset Value Per Share
           ($0.01 par value, 20,000,000
           shares authorized), offering
           and redemption price
           ($3,651,442 / 374,726
           shares outstanding)                      $     9.74
                                                    ----------
                                                    ----------

(a)<F15> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1999 (Unaudited)

INCOME:
    Interest                                                   $95,247
                                                               -------
EXPENSES:
    Management fees                                             12,687
    Professional fees                                           10,445
    Transfer agent fees                                          6,092
    Registration fees                                            3,184
    Administrative services                                      1,691
    Printing and postage expense                                 1,017
    Custodian fees                                                 574
    Board of Directors fees                                        300
    Other expenses                                               1,358
                                                               -------
        Total expenses before reimbursement and
          management fee waiver                                 37,348
    Less expenses assumed by adviser                           (22,124)
                                                               -------
        Net expenses                                            15,224
                                                               -------
NET INVESTMENT INCOME                                           80,023
                                                               -------
NET REALIZED LOSS ON INVESTMENTS                                (8,750)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS         (15,952)
                                                               -------
NET LOSS ON INVESTMENTS                                        (24,702)
                                                               -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $55,321
                                                               -------
                                                               -------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1999 (Unaudited) and For the Year Ended September 30, 1998
                                                     1999              1998
                                                  ----------        ----------
OPERATIONS:
  Net investment income                           $   80,023        $  147,987
  Net realized loss on investments                    (8,750)               --
  Net (decrease) increase in unrealized
    appreciation on investments                      (15,952)           15,938
                                                  ----------        ----------
     Net increase in net assets resulting
       from operations                                55,321           163,925
                                                  ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income ($0.2310
    and $0.5281 per share, respectively)             (80,023)        (147,987)
                                                  ----------        ----------
     Total distributions                             (80,023)        (147,987)
                                                  ----------        ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (95,440 and
    71,430 shares, respectively)                     932,903           697,445
  Net asset value of shares issued in
    distributions (7,231 and 13,420 shares,
    respectively)                                     70,753           131,107
  Cost of shares redeemed (41,110 and 40,601
    shares, respectively)                           (401,203)         (396,565)
                                                  ----------        ----------
     Net increase in net assets derived from
       Fund share activities                         602,453           431,987
                                                  ----------        ----------
     TOTAL INCREASE                                  577,751           447,925
NET ASSETS AT THE BEGINNING OF THE PERIOD          3,073,691         2,625,766
                                                  ----------        ----------
NET ASSETS AT THE END OF THE PERIOD               $3,651,442        $3,073,691
                                                  ----------        ----------
                                                  ----------        ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                          FOR THE
                                  (UNAUDITED)                                                           PERIOD FROM
                               FOR THE SIX MONTHS         FOR THE YEARS ENDED SEPTEMBER 30,          JANUARY 30, 1992+<F16>
                                ENDING MARCH 31,------------------------------------------------------TO SEPTEMBER 30,
                                      1999      1998      1997      1996      1995      1994      1993      1992
                                     ------    ------    ------    ------    ------    ------    ------    ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period                $ 9.81    $ 9.76    $ 9.75    $ 9.85    $ 9.61    $10.76    $10.36    $10.00
Income from investment
  operations:
     Net investment
       income                          0.23      0.53      0.53      0.53      0.54      0.56      0.55      0.30
     Net realized and
       unrealized (loss) gain
       on investments                 (0.07)     0.05      0.01     (0.10)     0.24     (1.14)     0.40      0.36
                                     ------    ------    ------    ------    ------    ------    ------    ------
Total from investment
  operations                           0.16      0.58      0.54      0.43      0.78     (0.58)     0.95      0.66
Less distributions:
     Dividends from net
       investment income              (0.23)    (0.53)    (0.53)    (0.53)    (0.54)    (0.56)    (0.55)    (0.30)
     Distribution from
       net realized gains                --        --        --        --        --     (0.01)       --        --
                                     ------    ------    ------    ------    ------    ------    ------    ------
Total from distributions              (0.23)    (0.53)    (0.53)    (0.53)    (0.54)    (0.57)    (0.55)    (0.30)
                                     ------    ------    ------    ------    ------    ------    ------    ------
Net asset value,
  end of period                      $ 9.74    $ 9.81    $ 9.76    $ 9.75    $ 9.85    $ 9.61    $10.76    $10.36
                                     ------    ------    ------    ------    ------    ------    ------    ------
                                     ------    ------    ------    ------    ------    ------    ------    ------
TOTAL INVESTMENT
  RETURN                               1.7%*    6.08%     5.70%     4.49%     8.42%    (5.54%)    9.48%     6.68%*
RATIOS/SUPPLEMENTAL DATA:                 <F17>                                                                 <F17>
Net assets, end of period
  (in 000's $)                        3,651     3,074     2,626     2,766     2,799     4,367     6,376     3,223
Ratio of expenses
  (after reimbursement)
  to average net assets***<F19>       0.90%**   0.90%     0.90%     0.90%     0.91%     0.86%     0.83%     0.75%**
Ratio of net investment                   <F18>                                                                 <F18>
  income to average
  net assets****<F20>                 4.73%**   5.40%     5.45%     5.43%     5.59%     5.42%     5.34%     4.95%**
                                          <F18>                                                                 <F18>
Portfolio turnover rate                  --        --    25.28%    28.65%        --    19.59%     6.34%        --

   +<F16> Commencement of operations.
   *<F17> Not annualized.
  **<F18> Annualized.
 ***<F19> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.2%**<F18>, 2.4%, 2.3%, 2.2%, 2.0%, 1.5% and 1.5%
          for the six months ending March 31, 1999 and for the years ended September 30, 1998, 1997, 1996, 1995, 1994 and 1993, respectively, and 2.8%**<F18> for the period ended September 30, 1992.
****<F20> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 1999 and for the years ended September 30, 1998, 1997, 1996, 1995, 1994 and 1993 and the period ended September 30, 1992 would have been 3.4%**<F18>, 3.9%, 4.0%, 4.1%, 4.5%, 4.8%, 4.6%
          and 2.9%**<F18>, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 1999 (Unaudited)

  PRINCIPAL
   AMOUNT                                                                  RATING       VALUE
   ------                                                                  ------       -----
            COMMERCIAL PAPER -- 76.8% (A)<F21>
  $500,000  Ford Motor Credit Co., 4.70%, due 04/05/99                       A1P1   $   499,739
   325,000  Prudential Funding Corp., 4.81%, due 04/09/99                    A1P1       324,653
   325,000  Merrill Lynch & Co., Inc., 4.78%, due 04/16/99                  A1+P1       324,353
   500,000  Eastman Kodak Co., 4.70%, due 04/22/99                           A1P1       498,629
   350,000  Bell South Capital Funding, 4.65%, due 04/26/99                 A1+P1       348,870
   540,000  Motorola Inc., 4.68%, due 04/29/99                              A1+P1       538,034
   350,000  Walt Disney Corp., 4.71%, due 05/07/99                           A1P1       348,351
   540,000  Texaco Inc., 4.78%, due 05/10/99                                 A1P1       537,204
   470,000  American Express Credit Corp., 4.82%, due 05/13/99               A1P1       467,357
   500,000  General Electric Capital Corp., 4.85%, due 05/13/99             A1+P1       497,171
   490,000  American General Corp., 4.83%, due 05/14/99                     A1+P1       487,173
   500,000  IBM Credit Corp., 4.72%, due 05/17/99                            A1P1       496,985
   500,000  Sears Roebuck Acceptance Corp., 4.84%, due 05/21/99              F1P1       496,639
   350,000  Norwest Financial, Inc., 4.75%, due 05/24/99                     A1P1       347,552
   350,000  Associates Corp. of North America, 4.70%, due 05/25/99          A1+P1       347,532
   500,000  Morgan Stanley Dean Witter & Co. Inc., 4.76%, due 05/27/99       A1P1       496,298
   500,000  Dupont EI De Nemours, 4.75%, due 06/22/99                       A1+P1       494,590
   500,000  Deere & Co., 4.81%, due 07/06/99                                 A1P1       493,587
   300,000  JC Penny Funding Corp., 4.82%, due 07/12/99                      A1P1       295,903
                                                                                    -----------
                    Total commercial paper                                            8,340,620

            FEDERAL AGENCIES -- 13.8% (A)<F21>
   500,000  Federal National Mortgage Corp., 4.61%, due 04/06/99                        499,680
   500,000  Federal Home Loan Mortgage Corp., 4.61%, due 04/26/99                       498,399
   500,000  Federal Home Loan Bank, 4.60%, due 04/28/99                                 498,275
                                                                                    -----------
                    Total federal agencies                                            1,496,354

            VARIABLE RATE DEMAND NOTES -- 9.7% (A)<F21>
   495,000  Firstar Bank U.S.A., N.A.                                        A1P1       495,000
    70,241  Warner-Lambert Co.                                              A1+P1        70,241
   495,000  Wisconsin Corporate Central Credit Union                        A1+P1       495,000
                                                                                    -----------
                    Total variable rate demand notes                                  1,060,241
                                                                                    -----------
                    Total investments (amortized cost $10,897,215)                   10,897,215
            Liabilities, less cash and receivables (0.3%) (A)<F21>                      (34,417)
                                                                                    -----------
                    NET ASSETS                                                      $10,862,798
                                                                                    -----------
                                                                                    -----------
            Net Asset Value Per Share ($0.01 par value, 500,000,000 shares authorized), offering and redemption price
              ($10,862,798 / 10,862,798 shares outstanding)                         $      1.00
                                                                                    -----------
                                                                                    -----------

(a)<F21> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1999 (Unaudited)

INCOME:
   INTEREST                                                           $205,462
                                                                      --------
EXPENSES:
   MANAGEMENT FEES                                                      20,363
   REGISTRATION FEES                                                    12,888
   PROFESSIONAL FEES                                                    10,883
   TRANSFER AGENT FEES                                                   6,588
   ADMINISTRATIVE SERVICES                                               4,072
   PRINTING AND POSTAGE EXPENSE                                          3,564
   CUSTODIAN FEES                                                        2,198
   BOARD OF DIRECTORS FEES                                                 600
   OTHER EXPENSES                                                        1,760
                                                                      --------
       TOTAL EXPENSES BEFORE REIMBURSEMENT AND MANAGEMENT FEE WAIVER    62,916
   LESS EXPENSES ASSUMED BY ADVISER                                    (36,444)
                                                                      --------
       NET EXPENSES                                                     26,472
                                                                      --------
NET INVESTMENT INCOME                                                  178,990
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $178,990
                                                                      --------
                                                                      --------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1999 (Unaudited) and For the Year Ended September 30, 1998
                                                     1999              1998
                                                 -----------       -----------
OPERATIONS:
   Net investment income                         $   178,990       $   184,522
                                                 -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0221
     and $0.0488 per share, respectively)           (178,990)         (184,522)
                                                 -----------       -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (25,518,416 and
     10,462,294 shares, respectively)             25,518,416        10,462,294
   Net asset value of shares issued in
     distributions (154,893 and 172,920 shares,
     respectively)                                   154,893           172,920
   Cost of shares redeemed (19,689,780 and
     8,788,422 shares, respectively)             (19,689,780)       (8,788,422)
                                                 -----------       -----------
       Net increase in net assets derived from
         Fund share activities.                    5,983,529         1,846,792
                                                 -----------       -----------
       TOTAL INCREASE                              5,983,529         1,846,792
NET ASSETS AT THE BEGINNING OF THE PERIOD          4,879,269         3,032,477
                                                 -----------       -----------
NET ASSETS AT THE END OF THE PERIOD              $10,862,798       $ 4,879,269
                                                 -----------       -----------
                                                 -----------       -----------
  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                 (UNAUDITED)
                              FOR THE SIX MONTHS                  YEARS ENDED SEPTEMBER 30,
                               ENDING MARCH 31,------------------------------------------------------------------
                                     1999     1998     1997     1996     1995     1994     1993     1992     1991+<F22>
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period               $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Income from investment
  operations:
   Net investment income              0.02     0.05     0.05     0.05     0.05     0.03     0.03     0.04     0.04
Less distributions:
   Dividends from net
     investment income               (0.02)   (0.05)   (0.05)   (0.05)   (0.05)   (0.03)   (0.03)   (0.04)   (0.04)
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, end of period      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL INVESTMENT RETURN               2.2%*    5.0%     4.9%     4.9%     5.2%     3.1%     2.6%     3.6%     3.6%*
RATIOS/SUPPLEMENTAL DATA:                <F23>                                                                   <F23>
Net assets, end of period
  (in 000's $)                      10,863    4,879    3,032    3,980    3,743    3,192    6,798    6,166    3,617
Ratio of expenses (after
  reimbursement)
  to average net assets***<F25>      0.65%**  0.65%    0.65%    0.65%    0.65%    0.63%    0.67%    0.64%    0.61%**
Ratio of net investment                  <F24>                                                                   <F24>
  income to
  average net assets****<F26>        4.38%**  4.88%    4.77%    4.78%    5.08%    2.84%    2.62%    3.53%    5.43%**
                                         <F24>                                                                   <F24>

   +<F22> For the period from January 30, 1991 (commencement of operations) to
          September 30, 1991.
   *<F23> Not annualized.
  **<F24> Annualized.
 ***<F25> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.54%**<F24>, 1.96%, 2.02%, 1.39%, 1.95%, 1.47%,
          1.22% and 1.73% for the six months ending March 31, 1999 and for the years ended September 30, 1998, 1997, 1996, 1995, 1994, 1993 and 1992, respectively, and 1.85%**<F24> for the period ended September 30, 1991.
****<F26> If the Fund had paid all of its expenses, the ratios would have been 3.49%**<F24>, 3.57%, 3.39%, 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for
          the six months ending March 31, 1999 and for the years ended September 30, 1998, 1997, 1996, 1995, 1994, 1993 and 1992,
          respectively, and 4.18%**<F24> for the period ended
          September 30, 1991.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 1999 (Unaudited)

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --
   The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28, 1988.

   The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing primarily in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

   (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date.
   Cost amounts for the Blue Chip Fund and the Opportunity Fund, as reported on the statement of net assets and the schedule of investments, respectively, are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

   (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the identified cost basis.

   (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Government Bond Fund has $231,245, $19,651 and $2,405 of net capital losses which expire September 30, 2003, 2004 and 2005, respectively.

   (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

   (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

   (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

   (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2)INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --
   The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 1999, RCM voluntarily waived $12,687 and $20,363 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $9,437 and $16,081 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

   In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds, respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

   The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

   The Blue Chip Fund and the Opportunity Fund have entered into Distribution Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with RCM. The Plans provide that the Funds may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Funds' daily net assets or the actual distribution costs incurred by RCM during the year. Amounts payable under the Plans are paid monthly to RCM for any activities or expenses primarily intended to result in the sale of shares of such Fund.

(3)DISTRIBUTION TO SHAREHOLDERS --
   Net investment income and net realized gains, if any, are distributed to shareholders.

(4)INVESTMENT TRANSACTIONS --
   For the six months ending March 31, 1999, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $147,883,810 and $804,261, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $39,687,401 and $5,331,560, respectively; there were no purchases or sales of long-term investment securities for the Government Bond Fund.

(5)ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --
   As of March 31, 1999, liabilities of the Funds included the following:

                                                            BLUE CHIP     MONEY MARKET   OPPORTUNITY     GOVERNMENT
                                                               FUND           FUND           FUND        BOND FUND
                                                           ------------   ------------   ------------   ------------
        PAYABLE TO BROKERS FOR INVESTMENTS PURCHASED       $  4,770,167   $         --   $  1,229,995   $         --
        PAYABLE TO RCM FOR MANAGEMENT FEES                      246,760             --         66,396             --
        PAYABLE FOR DISTRIBUTION FEES                           116,608             --         22,317             --
        OTHER LIABILITIES                                        55,504          4,318         30,676          2,186

(6)SOURCES OF NET ASSETS --
   As of March 31, 1999, the sources of net assets were as follows:

                                                            BLUE CHIP     MONEY MARKET   OPPORTUNITY     GOVERNMENT
                                                               FUND           FUND           FUND        BOND FUND
                                                           ------------   ------------   ------------   ------------
        FUND SHARES ISSUED AND OUTSTANDING                 $218,180,103   $ 10,862,798   $ 52,801,461   $  3,919,875
        NET UNREALIZED APPRECIATION (DEPRECIATION)
          ON INVESTMENTS                                    104,064,822             --     33,309,100         (6,382)
        ACCUMULATED NET REALIZED LOSS ON INVESTMENTS           (259,723)            --       (297,899)      (262,051)
                                                           ------------   ------------   ------------   ------------
                                                           $321,985,202   $ 10,862,798   $ 85,812,662   $  3,651,442
                                                           ------------   ------------   ------------   ------------
                                                           ------------   ------------   ------------   ------------

  Aggregate net unrealized appreciation (depreciation) for the Funds as of March 31, 1999 consisted of the following:

                                                            BLUE CHIP     OPPORTUNITY     GOVERNMENT
                                                               FUND           FUND        BOND FUND
                                                           ------------   ------------   ------------
        AGGREGATE GROSS UNREALIZED APPRECIATION            $110,901,155   $ 34,711,321   $     13,728
        AGGREGATE GROSS UNREALIZED DEPRECIATION              (6,836,333)    (1,402,221)       (20,110)
                                                           ------------   ------------   ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)         $104,064,822   $ 33,309,100   $     (6,382)
                                                           ------------   ------------   ------------
                                                           ------------   ------------   ------------


                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                           FIRSTAR BANK MILWAUKEE, NA
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202